SCHEDULE OF DEPOSITS PAID (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits Paid Net
Deposits paid (including $1,650,128 and $1,628,511 to related parties as of March 31, 2023 and December 31, 2022, respectively)	$ 2,391,336	$ 2,365,652	$ 2,306,160
Less: Allowance for doubtful accounts (including $952,257 and $870,066 to related parties as of March 31, 2023 and December 31, 2022, respectively)	(1,527,819)	(1,244,350)
Deposits paid, net	$ 863,517	$ 1,121,302	$ 2,306,160